13F-NT
                	  1
                          09/30/10

                          0001085972
                          5zza*zjb

                          NONE


                          Gillian Wright
                          +44 131 275 3041
                          gillian.wright@bailliegifford.com

                          13F-NT
                          Form 13F Notice
                          UNITED STATES
                  	  SECURITIES AND EXCHANGE COMMISSION
                          Washington DC 20549

                          FORM 13F

                          FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name   : Baillie Gifford Overseas Limited
Address: Calton Square
         1 Greenside Row
         EDINBURGH
         EH1 3AN
         SCOTLAND
         UK

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables , are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name  : Nasim Bibi
Title : Legal Adviser
Phone : +44 131 275 3033
Signature, Place and Date of Signing: Nasim Bibi, Edinburgh,
11 November 2010

Report type (Check only one):
[ ] 13F HOLDINGS REPORT

[x] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager
Baillie Gifford & Co

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.